Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Commitments and contingencies [text block]

12. Commitments and contingencies

 Commitments

As at December 31, 2020, the Company had contractual obligations totaling $4.8 million (December 31, 2019 - $3.5 million).

The following table reflects the Company's contractual obligations as they fall due, excluding commitments and liabilities of the JV, as at December 31, 2020 and 2019:

	Less than 1 year	1 - 5 years	Over 5 years	At December 31, 2020	At December 31, 2019
Accounts payable and accrued liabilities	2,478	—	—	2,478	1,649
Long-term incentive plan (cash-settled awards)	1,046	668	—	1,714	1,001
Corporate office leases	126	501	—	627	823
Total	3,650	1,169	—	4,819	3,473

In addition to the above commitments, the Company has provided various parent company guarantees related to the unfunded portion of the AGM's reclamation bond in the amount of $5.9 million.

Contingencies

Due to the nature of its business, the Company may be subject to regulatory investigations, claims, lawsuits and other proceedings in the ordinary course of its business. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes that the ultimate resolution of these actions is not reasonably likely to have a material adverse effect on the Company's financial condition or future results of operations.